Leuthold Global Fund
Schedule of Investments
June 30, 2021 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 63.17%
Air Freight & Logistics - 0.83%
Atlas Air Worldwide Holdings, Inc. (a)	1,491	$101,552
FedEx Corp.	472	140,812
		242,364
Banks - 3.97%
Ameris Bancorp	1,840	93,159
Associated Banc-Corp.	4,482	91,791
BancorpSouth Bank	2,740	77,624
Bank Tabungan Negara Persero Tbk PT (a)(b)	616,400	58,377
Citizens Financial Group, Inc.	3,419	156,830
FNB Corp.	8,052	99,281
Investors Bancorp, Inc.	7,057	100,633
Mebuki Financial Group, Inc. (b)	40,400	85,425
The PNC Financial Services Group, Inc.	1,082	206,402
Simmons First National Corp.	2,849	83,590
Valley National Bancorp	7,595	102,001
		1,155,113
Capital Markets - 5.21%
Evercore, Inc. - Class A	962	135,421
The Goldman Sachs Group, Inc.	928	352,204
Haitong Securities Co., Ltd. - H Shares (b)	74,000	64,799
LPL Financial Holdings, Inc.	1,251	168,860
Meritz Securities Co., Ltd. (b)	15,746	66,233
Morgan Stanley	4,547	416,914
Raymond James Financial, Inc.	1,221	158,608
Stifel Financial Corp.	2,360	153,070
		1,516,109
Communications Equipment - 3.53%
Ciena Corp. (a)	2,060	117,193
Cisco Systems, Inc.	4,260	225,780
Juniper Networks, Inc.	3,785	103,520
Lumentum Holdings, Inc. (a)	1,288	105,655
NETGEAR, Inc. (a)	2,505	95,991
Spirent Communications PLC (b)	31,351	106,873
Telefonaktiebolaget LM Ericsson - Class B - ADR (a)	12,908	162,383
Wistron NeWeb Corp. (a)(b)	40,000	109,078
		1,026,473
Construction Materials - 2.91%
Asia Cement Corp. (b)	45,000	81,879
Buzzi Unicem SpA (b)	2,709	71,968
China National Building Material Co., Ltd. - H Shares (b)	72,000	84,545
China Resources Cement Holdings, Ltd. (b)	50,000	47,507
CRH PLC - ADR	2,881	146,470
HeidelbergCement AG (b)	1,348	115,735
Holcim, Ltd. (b)	1,991	119,675
Martin Marietta Materials, Inc.	367	129,114
Taiheiyo Cement Corp. (b)	2,300	50,558
		847,451
Consumer Finance - 0.34%
Capital One Financial Corp.	633	97,919

Containers & Packaging - 3.25%
Berry Global Group, Inc. (a)	2,667	$173,942
Cheng Loong Corp. (b)	51,000	88,788
DS Smith PLC (b)	22,936	132,791
O-I Glass, Inc. (a)	6,008	98,111
Rengo Co., Ltd. (b)	7,100	59,176
Sealed Air Corp.	3,235	191,674
Silgan Holdings, Inc.	1,650	68,475
Sonoco Products Co.	2,013	134,670
		947,627
Distributors - 0.36%
LKQ Corp. (a)	2,153	105,971

Health Care Providers & Services - 2.66%
Anthem, Inc.	715	272,987
Centene Corp. (a)	1,952	142,359
Humana, Inc.	484	214,277
Molina Healthcare, Inc. (a)	569	143,991
		773,614
Household Durables - 7.09%
Barratt Developments PLC (b)	11,972	115,274
Electrolux AB - Class B (b)	3,380	93,666
Forbo Holding AG (b)	28	53,006
Haier Smart Home Co., Ltd. - H Class (a)(b)	30,800	107,418
Haseko Corp. (b)	8,100	111,044
KB Home	3,653	148,750
La-Z-Boy, Inc.	1,141	42,263
Lennar Corp. - Class A	2,373	235,757
LG Electronics, Inc. (b)	889	128,713
Meritage Homes Corp. (a)	2,246	211,304
Mohawk Industries, Inc. (a)	540	103,783
Redrow PLC (b)	12,111	102,735
Sony Group Corp. - ADR	1,591	154,677
TCL Electronics Holdings, Ltd. (b)	54,000	32,202
Toll Brothers, Inc.	3,203	185,165
Tri Pointe Homes, Inc. (a)	7,063	151,360
Whirlpool Corp.	405	88,298
		2,065,415
Insurance - 2.73%
American Equity Investment Life Holding Co.	3,106	100,386
CNO Financial Group, Inc.	4,016	94,858
Legal & General Group PLC (b)	29,891	106,639
Medibank Pvt, Ltd. (b)	35,662	84,548
MetLife, Inc.	3,666	219,410
Phoenix Group Holdings PLC (b)	8,461	79,204
Unum Group (a)	3,890	110,476
		795,521
Interactive Media & Services - 2.40%
Alphabet, Inc. - Class A (a)	181	441,964
Facebook, Inc. - Class A (a)	741	257,653
		699,617
IT Services - 2.27%
Accenture PLC - Class A (b)	846	249,392
Atos SE (b)	1,140	69,417
NS Solutions Corp. (b)	2,700	86,890
TIS, Inc. (b)	4,300	109,742
Wipro, Ltd. - ADR	18,571	145,039
		660,480
Life Sciences Tools & Services - 3.58%
Charles River Laboratories International, Inc. (a)	518	$191,619
Eurofins Scientific SE (b)	1,168	133,594
Gerresheimer AG (b)	786	86,937
Medpace Holdings, Inc. (a)	832	146,956
PRA Health Sciences, Inc. (a)	797	131,672
Siegfried Holding AG (b)	119	111,676
Syneos Health, Inc. (a)	1,446	129,402
Waters Corp. (a)	316	109,213
		1,041,069
Machinery - 0.66%
Indutrade AB (b)	7,494	191,850

Marine - 2.21%
AP Moller - Maersk A/S - Class B (b)	59	169,855
Evergreen Marine Corp. Taiwan, Ltd. (a)(b)	67,000	473,252
		643,107
Metals & Mining - 4.54%
Anglo American PLC (b)	3,990	158,779
BHP Group, Ltd. - LN Shares - ADR	3,145	229,050
Boliden AB (b)	2,367	91,081
Fortescue Metals Group, Ltd. (b)	8,157	142,494
Grupo Mexico SAB de CV (b)	38,400	181,000
Korea Zinc Co., Ltd. (b)	199	76,311
Rio Tinto PLC - AU Shares - ADR	2,730	229,020
Sumitomo Metal Mining Co., Ltd. (b)	2,200	85,560
Ternium SA - ADR	3,367	129,495
		1,322,790
Oil, Gas & Consumable Fuels - 0.84%
Antero Midstream Corp.	13,708	142,426
Enbridge, Inc. (b)	2,493	99,820
Thungela Resources, Ltd. (a)(b)	399	1,098
		243,344
Paper & Forest Products - 0.16%
China Forestry Holdings Co., Ltd. (a)(b)(d)(e)	2,484,000	47,989

Professional Services - 0.85%
CACI International, Inc. (a)	562	143,377
ManTech International Corp. - Class A	1,196	103,502
		246,879
Semiconductors & Semiconductor Equipment - 9.52%
Amkor Technology, Inc.	5,251	124,291
Applied Materials, Inc.	2,153	306,587
ASM International NV (b)	847	279,363
Diodes, Inc. (a)	1,594	127,153
Globalwafers Co., Ltd. (b)	7,000	230,792
Intel Corp.	3,149	176,785
Lam Research Corp.	624	406,037
Marvell Technology, Inc.	3,263	190,331
Sino-American Silicon Products, Inc. (b)	27,000	187,053
SK Hynix, Inc. (b)	1,511	170,545
Skyworks Solutions, Inc.	1,147	219,937
SUMCO Corp. (b)	6,500	159,225
Taiwan Surface Mounting Technology Corp. (b)	21,000	91,128
UniTest, Inc. (a)(b)	5,048	101,454
		2,770,681
Specialty Retail - 0.38%
Penske Automotive Group, Inc.	1,448	109,310

Technology Hardware, Storage & Peripherals - 0.97%
HP, Inc.	4,310	130,119
Logitech International SA (b)	1,262	152,601
		282,720
Trading Companies & Distributors - 1.91%
Air Lease Corp.	1,793	$74,840
ITOCHU Corp. (b)	3,700	106,762
Mitsui & Co., Ltd. (b)	4,500	101,366
Triton International, Ltd. (b)	2,200	115,148
WESCO International, Inc. (a)	1,540	158,343
		556,459
TOTAL COMMON STOCKS (Cost $13,364,594)		$18,389,872

INVESTMENT COMPANIES - 16.62%
Exchange Traded Funds - 16.62%
Invesco CurrencyShares Japanese Yen Trust (a)	8,531	$722,832
iShares Floating Rate Bond ETF	8,936	454,128
iShares Gold Trust (a)	8,255	278,276
iShares International Treasury Bond ETF	8,318	434,615
iShares MBS ETF	2,503	270,900
iShares TIPS Bond ETF	3,624	463,908
SPDR Bloomberg Barclays Short-Term High Yield Bond ETF	14,802	408,239
SPDR Gold Shares (a)	5,337	883,967
VanEck Vectors ChinaAMC China	4,697	113,151
Vanguard Short-Term Inflation-Protected Securities ETF	15,401	807,166
TOTAL INVESTMENT COMPANIES (Cost $4,562,936)		$4,837,182

	Principal Amount	Fair Value
CORPORATE BONDS - 2.02%
Banks - 2.02%
JPMorgan Chase & Co.
1.500%, 01/27/2025	$470,000	$587,468
TOTAL CORPORATE BONDS (Cost $517,311)		$587,468

UNITED STATES TREASURY OBLIGATIONS - 0.52%
United States Treasury Bond
1.125%, 05/15/2040	$175,000	$151,225
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $145,524)		$151,225

FOREIGN GOVERNMENT BONDS - 3.07%
French Republic Government Bond OAT
1.250%, 05/25/2034 (b)	EUR 474,000	$629,422
United Kingdom Gilt
4.750%, 12/07/2030 (b)	GBP 140,000	264,717
TOTAL FOREIGN GOVERNMENT BONDS (Cost $821,420)		$894,139

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 12.82%
Money Market Funds - 12.82%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.010% (c)(f)	3,731,234	$3,731,234
TOTAL SHORT-TERM INVESTMENTS (Cost $3,731,234)		$3,731,234

Total Investments (Cost $23,143,019) - 98.22%		$28,591,120
Other Assets in Excess of Liabilities - 1.78%		517,504
TOTAL NET ASSETS - 100.00%		$29,108,624

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GBP	British Pound
EUR	Euro
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of June 30, 2021.
(d)	Illiquid security. The fair value of these securities total $47,989 which represents 0.16% of total net assets.
(e)
This security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. and is deemed a Level 3 security as it is valued using significant unobservable inputs.

(f)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

	Fair	of Total
	Value	Investments
CURRENCY EXPOSURE
Australian Dollar	$227,043	0.79%
British Pound	1,068,110	3.74
Danish Kroner	169,856	0.59
Euro	1,973,904	6.90
Hong Kong Dollar	384,460	1.35
Indonesian Rupiah	58,376	0.21
Japanese Yen	955,747	3.34
Mexican Peso	181,000	0.63
New Taiwan Dollar	1,261,970	4.41
South Korea Won	543,257	1.90
Swedish Krona	376,598	1.32
Swiss Franc	284,356	1.00
US Dollar	21,106,443	73.82
Total Investments	$28,591,120	100.00%

		Percentage
	Fair	of Total
	Value	Investments
PORTFOLIO DIVERSIFICATION
Australia	$456,092	1.59%
Bermuda	115,148	0.40
Britain	450,933	1.57
Canada	99,820	0.35
Cayman Islands	79,709	0.28
China	304,751	1.07
Denmark	169,856	0.59
France	698,839	2.44
Germany	202,672	0.71
India	145,039	0.51
Indonesia	58,376	0.21
Ireland	395,862	1.38
Italy	71,968	0.25
Japan	1,110,425	3.90
Luxembourg	263,089	0.92
Mexico	181,000	0.63
Netherlands	279,363	0.98
Republic of Korea	142,544	0.50
South Africa	1,098	0.00
South Korea	400,712	1.40
Sweden	538,980	1.89
Switzerland	436,958	1.52
Taiwan	187,053	0.65
Taiwan, Province of China	1,074,917	3.77
United Kingdom	845,099	2.97
United States	19,880,817	69.52
Total Investments	$28,591,120	100.00%

Leuthold Global Fund
Schedule of Securities Sold Short - (a)
June 30, 2021 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 0.55%
Aerospace & Defense - 0.04%
The Boeing Co.	18	$4,312
HEICO Corp.	22	3,067
Kratos Defense & Security Solutions, Inc.	46	1,311
TransDigm Group, Inc.	4	2,589
		11,279
Airlines - 0.01%
Southwest Airlines Co.	60	3,185

Automobiles - 0.01%
Ferrari NV (b)	12	2,473

Banks - 0.00% (c)
Community Bank System, Inc.	16	1,210

Biotechnology - 0.01%
Seagen, Inc.	18	2,842

Capital Markets - 0.03%
CME Group, Inc. - Class A	20	4,254
Hamilton Lane, Inc. - Class A	18	1,640
Intercontinental Exchange, Inc.	34	4,036
		9,930
Chemicals - 0.03%
Air Products and Chemicals, Inc.	8	2,301
Ecolab, Inc.	18	3,708
International Flavors & Fragrances, Inc.	18	2,689
		8,698
Commercial Services & Supplies - 0.01%
MSA Safety, Inc.	19	3,146

Containers & Packaging - 0.01%
Ball Corp.	26	2,106

Diversified Consumer Services - 0.01%
Bright Horizons Family Solutions, Inc.	8	1,177
Chegg, Inc.	15	1,247
		2,424
Diversified Telecommunication Services - 0.00% (c)
Cogent Communications Holdings, Inc.	17	1,307

Electric Utilities - 0.01%
PG&E Corp.	346	3,519

Electrical Equipment - 0.01%
Sunrun, Inc.	23	1,283

Entertainment - 0.01%
Madison Square Garden Sports Corp. - Class A	11	$1,898
Zynga, Inc.	108	1,148
		3,046
Food Products - 0.01%
Hormel Foods Corp.	49	2,340

Health Care Equipment & Supplies - 0.06%
Alcon, Inc. (b)	51	3,583
Axonics, Inc.	23	1,458
Becton Dickinson and Co.	9	2,189
Dexcom, Inc.	6	2,562
Insulet Corp.	14	3,843
Mesa Laboratories, Inc.	4	1,085
Nevro Corp.	7	1,161
		15,881
Hotels, Restaurants & Leisure - 0.06%
Aramark	68	2,533
Choice Hotels International, Inc.	10	1,189
Hilton Worldwide Holdings, Inc.	30	3,619
Las Vegas Sands Corp.	67	3,530
Planet Fitness, Inc. - Class A	33	2,483
Restaurant Brands International, Inc. (b)	58	3,737
Wingstop, Inc.	9	1,419
		18,510
Industrial Conglomerates - 0.01%
Roper Technologies, Inc.	5	2,351

Insurance - 0.01%
Marsh & McLennan Companies, Inc.	19	2,673

IT Services - 0.04%
Fidelity National Information Services, Inc.	27	3,825
Okta, Inc. - Class A	11	2,692
Shopify, Inc. - Class A (b)	2	2,922
Switch, Inc. - Class A	91	1,921
		11,360
Life Sciences Tools & Services - 0.00% (c)
Adaptive Biotechnologies Corp.	27	1,103

Metals & Mining - 0.01%
Franco-Nevada Corp. (b)	16	2,321

Oil, Gas & Consumable Fuels - 0.02%
Cameco Corp. (b)	65	1,247
Cenovus Energy, Inc. (b)	166	1,590
Phillips 66	31	2,660
		5,497
Pharmaceuticals - 0.02%
AstraZeneca PLC - ADR	45	2,696
Elanco Animal Health, Inc.	86	2,983
		5,679
Professional Services - 0.02%
CoStar Group, Inc.	30	$2,484
Equifax, Inc.	11	2,635
		5,119
Real Estate Investment Trusts (REITs) - 0.03%
Americold Realty Trust	30	1,135
Equinix, Inc.	4	3,210
Sun Communities, Inc.	17	2,914
		7,259
Software - 0.06%
Alteryx, Inc. - Class A	15	1,290
Atlassian Corp. PLC - Class A (b)	11	2,825
Coupa Software, Inc.	11	2,883
Datadog, Inc. - Class A	23	2,394
PROS Holdings, Inc.	42	1,914
RingCentral, Inc. - Class A	10	2,906
Splunk, Inc.	22	3,181
		17,393
Specialty Retail - 0.00% (c)
Monro, Inc.	19	1,207

Textiles, Apparel & Luxury Goods - 0.01%
Lululemon Athletica, Inc. (b)	8	2,920

TOTAL COMMON STOCKS (Proceeds $144,572)		$158,061

INVESTMENT COMPANIES - 8.52%
Exchange Traded Funds - 8.52%
Energy Select Sector SPDR Fund	37	$1,993
Financial Select Sector SPDR Fund	166	6,090
Invesco QQQ Trust Series 1	46	16,304
iShares Expanded Tech-Software Sector ETF	13	5,070
iShares MSCI ACWI ETF	11,782	1,192,221
iShares MSCI EAFE ETF	12,070	952,082
iShares MSCI Emerging Markets ETF	4,862	268,139
iShares Russell 1000 Growth ETF	39	10,588
iShares S&P 100 ETF	65	12,752
SPDR S&P 500 ETF Trust	19	8,133
Utilities Select Sector SPDR Fund	121	7,651
TOTAL INVESTMENT COMPANIES (Proceeds $2,216,681)		$2,481,023

TOTAL SECURITIES SOLD SHORT
(Proceeds $2,361,253) - 9.07%		$2,639,084

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Rounds to less than 0.005%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Global Fund

Summary of Fair Value Exposure at June 30, 2021 (Unaudited)

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments and securities sold short as of June 30, 2021:

Investments at Fair Value	Level 1	Level 2		Level 3	Total
Common Stocks
Air Freight & Logistics	$242,364	$-		$-	$242,364
Banks	1,011,311	143,802		-	1,155,113
Capital Markets	1,385,077	131,032		-	1,516,109
Communications Equipment	810,522	215,951		-	1,026,473
Construction Materials	275,584	571,867		-	847,451
Consumer Finance	97,919	-		-	97,919
Containers & Packaging	666,872	280,755		-	947,627
Distributors	105,971	-		-	105,971
Health Care Providers & Services	773,614	-		-	773,614
Household Durables	1,321,357	744,058		-	2,065,415
Insurance	525,130	270,391		-	795,521
Interactive Media & Services	699,617	-		-	699,617
IT Services	394,431	266,049		-	660,480
Life Sciences Tools & Services	708,862	332,207		-	1,041,069
Machinery	-	191,850		-	191,850
Marine	-	643,107		-	643,107
Metals & Mining	768,565	554,225		-	1,322,790
Oil, Gas & Consumable Fuels	243,344	-		-	243,344
Paper & Forest Products	-	-		47,989	47,989
Professional Services	246,879	-		-	246,879
Semiconductors & Semiconductor Equipment	1,551,121	1,219,560		-	2,770,681
Specialty Retail	109,310	-		-	109,310
Technology Hardware, Storage & Peripherals	282,720	-		-	282,720
Trading Companies & Distributors	348,331	208,128		-	556,459
Total Common Stocks	12,568,901	5,772,982		47,989	18,389,872
Exchange Traded Funds	4,837,182	-		-	4,837,182
Corporate Bonds	-	587,468		-	587,468
United States Treasury Obligations	-	151,225			151,225
Foreign Government Bonds	-	894,139		-	894,139
Money Market Funds	3,731,234	-		-	3,731,234
Total Investments in Securities	$21,137,317	$7,405,814		$47,989	$28,591,120

Securities Sold Short at Fair Value	Level 1	Level 2		Level 3	Total
Common Stocks	$158,061	$-		$-	$158,061
Exchange Traded Funds	2,481,023	-		-	2,481,023
Total Securities Sold Short	$2,639,084	$-		$-	$2,639,084

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

		Investments in Securities at Fair Value
Balance as of September 30, 2020		$48,077
Accrued discounts/premiums		-
Realized gain (loss)		-
Change in unrealized depreciation		(88)	*
Purchases		-
Sales		-
Transfer into and/or out of Level 3		-
Balance as of June 30, 2021		$47,989	(1)

Change in unrealized depreciation during the period for Level 3 investments held at June 30, 2021:		$(88)

* Unrealized depreciation is due to a change in foreign currency exchange rate.

(1) The security (China Forestry Holdings Co., Ltd.) is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011. The security is valued at fair value as determined in good faith by the Directors. The Adviser submits a report to the Directors setting forth the factors considered in determining the price. The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of Hong Kong Dollar 2.95. Significant changes in the discount rate may result in a change in fair value measurement. For the duration of the period the discount was 95%.